Employee Benefit Plans (Details Narrative) (10K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Employee benefit plan contribution	$ 481	$ 537